Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Taxes Payable [Abstract]
Income tax payable	$ 130,230	$ 52,758
Consumption tax payable in Japan	332,174	240,724
Total tax payable	$ 462,404	$ 293,482